CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of initial application of standards or interpretations
The following table presents the impact of adopting IFRS 15 on the Company’s Consolidated Statement of Financial Position, Consolidated Statement of Earnings and Comprehensive Income and the Consolidated Statement of Cash Flows for the year ended December 31, 2017 for each of the line items affected.

i.	Consolidated Statement of Financial Position

As at December 31, 2017
($ millions)	Previously Reported	Adjustments	Restated
Trade payables and accrued liabilities	713	(36)	677
Contract liabilities	—	44	44
Deficit	(2,075)	(8)	(2,083)

ii.	Consolidated Statement of Earnings and Other Comprehensive Income

Year ended December 31, 2017
($ millions)	Previously Reported	Adjustments	Restated
Revenue	5,408	(8)	5,400
Earnings before income tax	1,033	(8)	1,025
Earnings attributable to shareholders	891	(8)	883
Basic earnings per common share	1.89	(0.02)	1.87
Diluted earnings per common share	1.88	(0.02)	1.86

iii.	Consolidated Statement of Cash Flows

Year ended December 31, 2017
($ millions)	Previously Reported	Adjustments	Restated
Cash provided by (used in)
Operating activities
Earnings	891	(8)	883
Net change in contract liabilities	33	8	41
Cash flow from operating activities	1,513	—	1,513